DIVIDENDS ON ORDINARY SHARES (Details) - Schedule of Dividends On Ordinary Shares - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0326	£ 0.0312	£ 0.0320
Total Dividends Paid	£ 2,312	£ 2,240	£ 2,288
Final dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0214	£ 0.0205	£ 0.0170
Total Dividends Paid	£ 1,523	£ 1,475	£ 1,212
Special dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share			£ 0.0050
Total Dividends Paid			£ 356
Interim dividend [Member]
Recommended by directors at previous year end:
Dividend Per Share	£ 0.0112	£ 0.0107	£ 0.0100
Total Dividends Paid	£ 789	£ 765	£ 720